Regulatory Assets and Liabilities - Assets and Liabilities (Narrative) (Details) $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)
TEC capital cost recovery for retired Polk Unit 1 components
Public Utilities, General Disclosures [Line Items]
Recovery Period			11 years	11 years
GBPC | Steam turbine
Public Utilities, General Disclosures [Line Items]
Public Utilities, Property, Plant and Equipment, Amount of Loss (Recovery) on Plant Abandonment				$ 21
NSPI
Public Utilities, General Disclosures [Line Items]
Storm cost			$ 10		$ 10
NSPI | Forecast
Public Utilities, General Disclosures [Line Items]
Storm cost		$ 10
Tampa Electric
Public Utilities, General Disclosures [Line Items]
Storm cost	$ 119
Recovery Period			15 years	15 years